DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2021
Discontinued Operations
DISCONTINUED OPERATIONS

17. DISCONTINUED OPERATIONS

During the year ended December 31, 2019, the Company discontinued operations of its OTC pharmaceuticals products business division business segment. During the year ended December 31, 2021, 2020 and 2019, the loss attributable to the discontinued operations are as follows:

	Year ended December 31,
	2021	2020	2019
	$	$	$
Sales	-	-	129,776
Marketing, promotional activities	-	-	(27,842)
Net Revenue	-	-	101,934
Cost of Sales	-	-	33,481
Gross profit (loss)	-	-	68,453

Expenses
Amortization	-	-	6,301
Product registration and development	-	-	5,458
Selling and marketing	-	-	121,405
	-	-	133,164
Other income (expense)
Write-down of inventories	-	-	(109,941)
Write-down of equipment	-	-	(14,704)

Net loss from discontinued operations	-	-	(189,356)

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)

17. DISCONTINUED OPERATIONS (continued)

The net cash flows attributable to the discontinued operations are as follows:

	Year ended December 31,
	2021	2020	2019
	$	$	$
Operating Activities
Net loss from discontinued operations	-	-	(189,356)
Adjustment for the non-cash items:
Amortization	-	-	6,301
Write-down of inventories	-	-	109,941
Write-down of equipment	-	-	14,704

Change in working capital items:
Accounts receivable	-	-	264,806
Prepaid expenses and deposits	-	-	-
Inventories	-	-	(7,442)
Accounts payable and accrued liabilities	-	-	(23,027)
	-	-	175,927

Increase (Decrease) in Cash	-	-	175,927